N-2	Apr. 26, 2023
Cover [Abstract]
Entity Central Index Key	0001530249
Amendment Flag	false
Securities Act File Number	001-35589
Document Type	8-K
Entity Registrant Name	FS BANCORP, INC.
Entity Address, Address Line One	6920 220th Street SW
Entity Address, City or Town	Mountlake Terrace
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98043
City Area Code	425
Local Phone Number	771-5299
Entity Emerging Growth Company	false